Goodwill and Other Intangible Assets, Net - Changes in Carrying Amount of Goodwill and Other Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	₩ 6,088,729	₩ 6,405,754
Acquisitions	353,115	160,714
Business combination	47,625
Disposals	(6,936)	(9,793)
Amortization	(409,774)	(378,004)
Impairment loss	(166,977)	(125,270)
Others (*2)	46,487	35,328
Ending	5,952,269	6,088,729
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	1,375,131	1,461,954
Impairment loss	(21,750)	(95,984)
Others (*2)	(3,543)	9,161
Ending	1,349,838	1,375,131
Intellectual property rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	2,521,171	2,667,086
Acquisitions	167,580	56,849
Business combination	47,625
Disposals	(450)	(753)
Amortization	(217,932)	(204,112)
Impairment loss	(74,524)	(16,786)
Others (*2)	5,723	18,887
Ending	2,449,193	2,521,171
Premium in rental [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	119,039	127,949
Acquisitions	6,006	1,964
Disposals	(3,666)	(7,526)
Amortization	(611)	(243)
Impairment loss	(1,661)	(1,559)
Others (*2)	(797)	(1,546)
Ending	118,310	119,039
Development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	117,012	135,796
Acquisitions	3,479	4,027
Disposals	(1,179)	(60)
Amortization	(66,847)	(61,732)
Impairment loss	(694)	(298)
Others (*2)	28,447	39,279
Ending	80,218	117,012
Port facilities usage rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	256,617	264,801
Amortization	(19,912)	(15,217)
Others (*2)	72,668	7,033
Ending	309,373	256,617
Exploration and evaluation assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	162,268	151,144
Acquisitions	91,548	45,524
Impairment loss	(56,519)	(3,290)
Others (*2)	8,647	(31,110)
Ending	205,944	162,268
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	514,245	559,809
Amortization	(46,508)	(47,790)
Others (*2)	(792)	2,226
Ending	466,945	514,245
Power generation permit [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	539,405	539,405
Ending	539,405	539,405
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	483,841	497,810
Acquisitions	84,502	52,350
Disposals	(1,641)	(1,454)
Amortization	(57,964)	(48,910)
Impairment loss	(11,829)	(7,353)
Others (*2)	(63,866)	(8,602)
Ending	₩ 433,043	₩ 483,841